Salaries and social security charges	12 Months Ended
Dec. 31, 2025
Salaries and social charges [Abstract]
Salaries and social security charges
19. Salaries and social security charges

	December 31, 2025	December 31, 2024

Payroll accruals and profit sharing	248,771	279,092
Social charges	60,221	50,810
Payroll taxes (LTIP) (i)	57,646	56,641
Other	16,892	16,100
	383,530	402,643

(i)    Refers to social charges and income tax over LTIP and LTIP-Goals balances.